CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net loss	$ (68,057)	(424,003)	(172,104)	(204,684)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	13,099	81,609	45,670	42,691
Bad debt expense	1,587	9,887	1,509	994
Amortization of intangible assets and capitalized content production costs	66,836	416,396	166,576	44,530
Amortization of long-term debt discounts	309	1,928	3,496	2,504
Loss (gain) on disposal of property and equipment	8	52	(18)	19
Foreign exchange loss	75	469	5,624
Share-based compensation	18,975	118,218	47,494	11,990
Change in fair value of warrant liability				44,268
Gain from remeasurement of previously held investment in acquired subsidiary (Note 3)	(537)	(3,344)
Deferred income tax benefit	(1,598)	(9,953)
Changes in operating assets and liabilities, net of acquisition:
Restricted cash	(1,445)	(9,003)
Accounts receivable	(35,918)	(223,772)	(207,970)	(140,279)
Amounts due from related party			1,232	(2,000)
Prepayments and other assets	3,240	20,182	(15,875)	(1,457)
Capitalized content production costs	(1,588)	(9,891)	(11,415)	(196)
Accounts payable	(6,264)	(39,023)	(252)	(39)
Advances from customers	(1,162)	(7,244)	1,836	(1,906)
Accrued expenses and other liabilities	34,498	214,912	198,067	97,541
Net cash provided by (used in) operating activities	22,058	137,420	63,870	(106,024)
Cash flows from investing activities:
Acquisition of property and equipment	(14,479)	(90,204)	(84,855)	(45,987)
Deposit for acquisition of equity interest in related party				(1,707)
Proceeds received from maturity of short-term investments	453,608	2,826,023	1,199,221	34,000
Short-term investments placed with financial institutions	(567,681)	(3,536,711)	(2,597,038)	(34,000)
Proceeds from disposal of property and equipment	1	9	24	4
Cash acquired, net of cash paid for acquired subsidiaries	60,780	378,666
Acquisition of intangible assets from related party			(114,511)	(17,092)
Acquisition of intangible assets	(58,101)	(361,976)	(376,256)	(72,058)
Net cash used in investing activities	(125,872)	(784,193)	(1,973,415)	(136,840)
Cash flows from financing activities:
Proceeds from issuance of Series F Preferred Shares				334,985
Drawdown of long-term debt				33,875
Exercise of employee stock options	3,609	22,485	4,647	165
Decrease in restricted cash (Note 3)	6,110	38,069
Principal repayments on long-term debt	(1,789)	(11,145)	(27,107)	(26,620)
Principal repayments on short-term loan (Note 3)	(5,063)	(31,544)
Debt commitment fee paid				(136)
Proceeds from IPO and secondary offering activity, net of issuance costs			2,512,969	1,434,763
Payment of convertible redeemable preferred shares issuance costs				(13,259)
Net cash provided by financing activities	2,867	17,865	2,490,509	1,763,773
Effect of exchange rate changes on cash and cash equivalents	(1,248)	(7,773)	(99,849)	(11,094)
Net increase (decrease) in cash and cash equivalents	(102,195)	(636,681)	481,115	1,509,815
Cash and cash equivalents at beginning of the year	367,978	2,292,538	1,811,423	301,608
Cash and cash equivalents at end of the year	265,783	1,655,857	2,292,538	1,811,423
Supplemental disclosures of cash flow information:
Cash paid for interest	372	2,320	3,990	4,863
Cash paid for income tax	605	3,772
Non-cash consideration paid for business acquisitions	882,365	5,497,219
Acquisition of property and equipment included in accounts payable	1,937	12,065	6,126	12,225
Acquisition of intangible assets included in accounts payable and due to related party	24,954	155,464	53,944	23,164
Capitalized content production costs included in accrued expenses			1,498	507